INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2018	2017

Raw materials, parts and supplies	$5,885	$7,367
Work in progress	10,548	10,300
Finished products	4,676	11,186

	$21,109	$28,853

b.	Inventory write-offs amounted to $6,354, $3,270 and $4,833 for the years ended December 31, 2018, 2017 and 2016, respectively.